PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance at January 1, 2019	$6,248	$2,495	$2,443	$444	$11,630
Change in accounting policies(1)	110	356	108	633	1,207
Additions, net of disposals	770	122	116	8	1,016
Non-cash (disposals) additions	(295)	49	23	(51)	(274)
Acquisitions through business combinations(2)	2,135	5,283	1,197	95	8,710
Assets reclassified as held for sale	(455)	—	(3)	—	(458)
Net foreign currency exchange differences	120	4	87	2	213
Balance at December 31, 2019	$8,633	$8,309	$3,971	$1,131	$22,044
Additions, net of disposals	535	387	306	77	1,305
Non-cash (disposals) additions	15	(241)	(29)	(26)	(281)
Acquisitions through business combinations(2)	—	—	—	7,334	7,334
Net foreign currency exchange differences	106	242	73	77	498
Balance at December 31, 2020	$9,289	$8,697	$4,321	$8,593	$30,900

Accumulated depreciation:
Balance at January 1, 2019	$(985)	$(744)	$(120)	$—	$(1,849)
Depreciation expense	(415)	(178)	(84)	(87)	(764)
Disposals	3	2	—	—	5
Assets reclassified as held for sale	194	—	—	—	194
Non-cash disposals (additions)	50	(27)	3	—	26
Net foreign currency exchange differences	(18)	(3)	(7)	(1)	(29)
Balance at December 31, 2019	$(1,171)	$(950)	$(208)	$(88)	$(2,417)
Depreciation expense	(419)	(498)	(141)	(189)	(1,247)
Disposals	12	4	—	—	16
Non-cash disposals	—	130	—	17	147
Net foreign currency exchange differences	(35)	(90)	(7)	(3)	(135)
Balance at December 31, 2020	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)

Accumulated fair value adjustments:
Balance at January 1, 2019	$2,002	$810	$221	$—	$3,033
Assets reclassified as held for sale	(416)	—	—	—	(416)
Fair value adjustments	582	45	92	—	719
Net foreign currency exchange differences	44	2	16	—	62
Non-cash disposals	—	—	(12)	—	(12)
Balance at December 31, 2019	$2,212	$857	$317	$—	$3,386
Fair value adjustments	652	113	21	—	786
Net foreign currency exchange differences	70	78	—	—	148
Balance at December 31, 2020	$2,934	$1,048	$338	$—	$4,320

Net book value:
December 31, 2020(3)	$10,610	$8,341	$4,303	$8,330	$31,584
December 31, 2019	$9,674	$8,216	$4,080	$1,043	$23,013

1.Relates to the adoption of IFRS 16 effective January 1, 2019.
2.See Note 6, Acquisition of Businesses, for additional information.
3.Includes right-of-use assets of $159 million (2019: $156 million) in our utilities segment, $1,187 million (2019: $1,329 million) in our transport segment, $113 million (2019: $116 million) in our midstream segment and $2,643 million (2019: $560 million) in our data segment.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets valued using the income method, categorized by segment.

	Dec. 31, 2020				Dec. 31, 2019
Segment	Primary Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Primary Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 14%	7x to 23x	10 yrs	Discounted cash flow model	7% to 14%	8x to 21x	10 to 20 yrs
Transport	Discounted cash flow model	7% to 13%	9x to 14x	10 yrs	Discounted cash flow model	7% to 13%	9x to 14x	10 to 20 yrs
Midstream	Discounted cash flow model	15%	10x	5 to 10 yrs	Discounted cash flow model	15%	10x	5 to 10 yrs
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Utilities	$8,114	$7,776
Transport	7,548	7,574
Midstream	4,007	3,797
Data	8,330	1,043